Note 16 - Investment Securities - Portions of Investment Securities (Details) - BRL (R$) R$ in Millions		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Debt held-to-maturity (i)	[1]	R$ 147.3	R$ 122.0
Non-current investments securities		147.3	122.0
Financial asset at fair value through profit or loss-held for trading		13.4	11.9
Current investments securities		13.4	11.9
Total		R$ 160.7	R$ 133.9

[1]	The balance refers substantially to Bank Deposit Certificates - CDB linked to tax incentives and don’t have an immediate convertibility in a known amount of cash.